Capital management	12 Months Ended
Mar. 31, 2020
Capital management
Capital management

41.  Capital management

For the purpose of the Group's capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the parent. The primary objective of the Group’s capital management is to ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximise the shareholder’s value.

In order to achieve this overall objective, the Group’s capital management, amongst other things, aims to ensure that it meets financial covenants attached to its interest-bearing loans and borrowings that form part of its capital structure requirements. Breaches in the financial covenants would permit the bank to immediately call interest-bearing loans and borrowings.

There was a breach of compliance with some of the debt covenants of the certain financing arrangement with the bank caused inter alia due to the ongoing pandemic situation arising out of COVID-19. The bank has subsequently confirmed that such breaches are not being treated as event of default under the said financing arrangement. Refer note 32.

Subsequently post balance sheet date, the Company had raised additional capital through follow-on public offering (refer to Note 46). During the financial year March 31, 2020, the company had taken a invoice discounting facility from ICICI Bank (refer to Note 32). During the financial year March 31, 2019, the Company had raised additional capital through follow-on public offering (refer to Note 29).

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions and the requirements of the financial covenants. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes during the years ended March 31, 2019 and March 31, 2020.

The Group monitors capital using a debt equity ratio, which is debt divided by total equity.

	March 31,
	2019	2020
Borrowings (Note 32)	1,176,405	1,525,085
Less: Cash and cash equivalents (Note 28)	(2,161,014)	(1,365,370)
Net debt	(984,609)	159,715
Share warrants (Note 36)	383,793	418,265
Equity	2,359,749	1,491,941
Total Equity	2,743,542	1,910,206
Gearing ratio (Net debt / total equity + net debt)	(55.98)%	7.72%